UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund
July 31, 2013	(Unaudited)

	Shares	Value (000)
Common Stock (90.2%)
Banks (7.2%)
US Bancorp	237,000	$8,845
Wells Fargo	241,000	10,483

		19,328

Basic Industry (12.3%)
Danaher	150,000	10,101
Honeywell International	145,000	12,032
United Technologies	104,000	10,979

		33,112

Beverages (7.3%)
Anheuser-Busch InBev ADR	115,000	11,007
Diageo	275,000	8,544

		19,551

Energy (3.7%)
Range Resources	126,000	9,967

Food (3.8%)
Nestle ADR	150,000	10,196

Health Care (5.7%)
Baxter International	100,000	7,304
Johnson & Johnson	86,100	8,050

		15,354

Insurance (3.5%)
American International Group*	205,000	9,330

Media (9.3%)
Omnicom Group	185,720	11,936
Viacom, Cl B	180,000	13,099

		25,035

Miscellaneous (13.7%)
Berkshire Hathaway, Cl B*	81,550	9,449
Brookfield Asset Management, Cl A	285,000	10,537
Leucadia National	262,410	7,041
Onex	210,150	9,986

		37,013

Miscellaneous Consumer (4.3%)
Reckitt Benckiser Group(1)	165,000	11,704

Real Estate Investment Trust (2.5%)
General Growth Properties	320,000	6,637

Schedule of Investments	FMC Select Fund
July 31, 2013	(Unaudited)

	Shares	Value (000)
Retail (10.8%)
Autozone*	19,700	$8,837
CVS Caremark	197,500	12,144
Target	115,000	8,194

		29,175

Technology (6.1%)
Apple	19,140	8,661
International Business Machines	40,000	7,801

		16,462

Total Common Stock
(Cost $136,119)		242,864

Short-Term Investment (9.8%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(2)
(Cost $26,333)	26,332,627	26,333

Total Investments – (100.0%)
(Cost $162,452)†		$269,197

Percentages are based on Net Assets (in thousands) of $269,326.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of July 31, 2013.

ADR — American Depositary Receipt

Cl — Class

†	As of July 31, 2013, the tax basis cost of the Fund’s investments was $162,452 (in thousands) and the unrealized appreciation (in thousands) was $106,745.

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013